UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul T. Tanico & Ellen H. Adams
Title:         Managing Owners
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul T. Tanico               New York, NY               11/12/03
-----------------------         -------------               --------
    [Signature]                 [City, State]                [Date]

/s/ Ellen H. Adams               New York, NY               11/12/03
-----------------------         -------------               --------
    [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total:         177,639
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name
     01       28-6185                        CastleRock Asset Management, Inc.

INVESTMENT MANAGER: CASTLEROCK MANAGEMENT, LLC
PORTFOLIO OF SECURITIES AS OF SEPTEMBER 30, 2003


                                   TITLE                 VALUE       SHRS/     SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER               OF CLASS      CUSIP   (X$1,000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
     --------------               --------   ---------  --------     -------   ----  ----  ----------  --------    ----- ------ ----
ADVANCED AUTO PARTS INC             COM      00751Y106    5,093       71,832    SH         SOLE       CRAM        71,832     0    0
ALLMERICA FINANCIAL CORP            COM      019754100    2,914      122,400    SH         SOLE       CRAM       122,400     0    0
AMERICREDIT CORP                    COM      03060R101    3,712      360,400    SH         SOLE       CRAM       360,400     0    0
ASHFORD HOSPITALITY TR INC          COM      044103109    4,581      510,700    SH         SOLE       CRAM       510,700     0    0
BALL CORP                           COM      058498106    1,539       28,500    SH         SOLE       CRAM        28,500     0    0
BANK OF NEW YORK CO INC             COM      064057102      261        8,949    SH         SOLE       CRAM         8,949     0    0
BOMBAY CO INC                       COM      097924104    2,614      265,400    SH         SOLE       CRAM       265,400     0    0
CABLEVISION SYSTEMS CORP      CL A NY CABLVS 12686C109    3,482      192,400    SH         SOLE       CRAM       192,400     0    0
CENDANT CORP                        COM      151313103    5,933      317,450    SH         SOLE       CRAM       317,450     0    0
CHIQUITA BRANDS INTL INC            COM      170032809    2,912      164,500    SH         SOLE       CRAM       164,500     0    0
CIGNA CORP                          COM      125509109    2,724       61,000    SH         SOLE       CRAM        61,000     0    0
COLUMBIA LABORATORIES INC           COM      197779101    7,472      618,572    SH         SOLE       CRAM       618,572     0    0
COMCAST CORPORATION              CL A SPL    20030N200    3,278      110,600    SH         SOLE       CRAM       110,600     0    0
COMPUTER ASSOCIATES INTL INC        COM      204912109   13,229      506,665    SH         SOLE       CRAM       506,665     0    0
COMSTOCK RESOURCES INC            COM NEW    205768203    2,672      200,000    SH         SOLE       CRAM       200,000     0    0
CROWN CASTLE INTL CORP              COM      228227104    3,839      408,000    SH         SOLE       CRAM       408,000     0    0
CROWN HOLDINGS INC                  COM      228368106    1,843      273,000    SH         SOLE       CRAM       273,000     0    0
CYBERONICS INC                      COM      23251P102    2,468       80,000    SH         SOLE       CRAM        80,000     0    0
ENDO PHARMACEUTICALS HLDGS INC      COM      29264F205    4,591      224,500    SH         SOLE       CRAM       224,500     0    0
EQUINIX INC                       COM NEW    29444U502    2,388      128,100    SH         SOLE       CRAM       128,100     0    0
FLANDERS CORP                       COM      338494107       72       15,000    SH         SOLE       CRAM        15,000     0    0
GENUS INC                           COM      372461103       68       16,549    SH         SOLE       CRAM        16,549     0    0
GUIDANT CORP                        COM      401698105    5,542      118,300    SH         SOLE       CRAM       118,300     0    0
LIBERTY MEDIA CORP               COM SER A   530718105       25        2,500    SH         SOLE       CRAM         2,500     0    0
MANDALAY RESORT GROUP               COM      562567107    5,488      138,540    SH         SOLE       CRAM       138,540     0    0
MARVEL ENTERPRISES INC              COM      57383M108    4,488      201,700    SH         SOLE       CRAM       201,700     0    0
MBNA CORP                           COM      55262L100    2,923      128,200    SH         SOLE       CRAM       128,200     0    0
MEMC ELECTRONIC MATERIALS        CL B NEW    552715104    9,486      869,475    SH         SOLE       CRAM       869,475     0    0
NII HOLDINGS INC                    COM      62913F201    7,899      133,100    SH         SOLE       CRAM       133,100     0    0
PENWEST PHARMACEUTICALS CO          COM      709754105   10,049      461,800    SH         SOLE       CRAM       461,800     0    0
PEOPLESOFT INC                      COM      712713106    3,040      166,400    SH         SOLE       CRAM       166,400     0    0
SCHERING PLOUGH CORP                COM      806605101    1,394       91,500    SH         SOLE       CRAM        91,500     0    0
SPORTS AUTHORITY INC NEW            COM      84917U109    4,373      139,000    SH         SOLE       CRAM       139,000     0    0
SYCAMORE NETWORKS INC               COM      871206108    5,733    1,170,000    SH         SOLE       CRAM     1,170,000     0    0
TIME WARNER TELECOM INC            CL A      887319101    6,454      697,000    SH         SOLE       CRAM       697,000     0    0
TYCO INTERNATIONAL LTD              COM      902124106    4,543      222,380    SH         SOLE       CRAM       222,380     0    0
UGC EUROPE INC                      COM      90268P102    3,232       61,650    SH         SOLE       CRAM        61,650     0    0
UNITEDGLOBALCOM                    CL A      913247508    6,897    1,128,800    SH         SOLE       CRAM     1,128,800     0    0
UNUMPROVIDENT CORP                  COM      91529Y106    8,621      583,700    SH         SOLE       CRAM       583,700     0    0
VIASYS HEALTHCARE INC             COM NEW    92553Q209    1,946       96,315    SH         SOLE       CRAM        96,315     0    0
VIEWPOINT CORP                      COM      92672P108    1,466    1,879,052    SH         SOLE       CRAM     1,879,052     0    0



                                   TITLE                 VALUE       SHRS/     SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER               OF CLASS      CUSIP   (X$1,000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
     --------------               --------   ---------  --------     -------   ----  ----  ----------  --------    ----- ------ ----

WABASH NATIONAL CORP                COM      929566107    1,895      118,800    SH         SOLE       CRAM       118,800     0    0
WYNN RESORTS LTD                    COM      983134107    1,454       80,000    SH         SOLE       CRAM        80,000     0    0
ZORAN CORP                          COM      98975F101    3,004      153,500    SH         SOLE       CRAM       153,500     0    0

                                             TOTAL      177,639
